CM ADVISORS FAMILY OF FUNDS
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

January 12, 2018

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Form N-14 for CM Advisors Family of Funds (the “Trust”), on behalf of the CM Advisors Fund (the “Fund”), a series of the Trust (File No. 333-221710)

Ladies and Gentlemen:

The Trust, hereby submits for filing under Section 8(a) of the Securities Act of 1933, and Rule 488 thereunder, each as amended, the electronic version of the Trust’s Post-Effective Amendment (“PEA”) No. 1 to the Registration Statement on Form N-14. The PEA is being filed to update the Registration Statement in response to comments from the staff of the Securities and Exchange Commission and to make other non-material changes to the offering document. This PEA is expected to be automatically effective upon filing, pursuant to Rule 488. If you have any questions, please contact me at (513) 587-3454.

Very truly yours,

/s/ Bo J. Howell
Bo J. Howell
Asst. Secretary